Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(7,014,570)
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares		16,500
Year of grant	2008
Exercised		(16,500)
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares		22,500
Year of grant	2009
Exercised		(22,500)
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	22,500	30,000
Year of grant	2010
Exercised	(22,500)	(7,500)
Ending Balance, Number of Shares		22,500
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	52,500	52,500
Year of grant	2011
Exercised	(7,500)
Ending Balance, Number of Shares	45,000	52,500
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	65,000	65,000
Year of grant	2012
Ending Balance, Number of Shares	65,000	65,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	15,046,695
Awards granted, Number of Shares	7,999,690
Awards forfeited/waived, Number of Shares	(208,142)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(7,014,570)
Ending Balance, Number of Shares	15,823,673	15,046,695
Employees [Member] | Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,804,140
Awards forfeited/waived, Number of Shares	(9,706)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(1,794,434)
Ending Balance, Number of Shares		1,804,140
Employees [Member] | Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	5,268,975
Awards forfeited/waived, Number of Shares	(64,290)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(2,556,306)
Ending Balance, Number of Shares	2,648,379	5,268,975
Employees [Member] | Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	7,973,580
Awards forfeited/waived, Number of Shares	(111,826)
Awards cancelled on failed vesting conditions, Number of Shares	0
Awards vested, Number of Shares	(2,663,830)
Ending Balance, Number of Shares	5,197,924	7,973,580
Employees [Member] | Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of Shares	7,999,690
Awards forfeited/waived, Number of Shares	(22,320)
Ending Balance, Number of Shares	7,977,370